INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Finished products	$ 7,722	$ 7,793
Raw materials	6,522	6,558
Inventory, net	$ 14,244	$ 14,351